UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549



                      FORM 13F

                 FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:Sep 28,2001


Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:


Name:     BNP/Cooper Neff Advisors, Inc.
Address:  555 CROTON RD
          KING OF PRUSSIA, PA 19406


13F File Number: 234-4567


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:     CATHY BECKETT
Title:    CHIEF FINANCIAL OFFICER
Phone:    610-491-1511
Signature ,Place, and Date of Signing:
CATHY BECKETT
KING OF PRUSSIA,PA
10/16/01


Report Type (Check only one.):


[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[  ]        13F NOTICE.  (Check here if no holdings reported are in
            this report, and all holdings are reported by other reporting manager(s).)


[  ]        13F COMBINATION REPORT.  (Check here if a portion of the
            holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)


List of Other Managers Reporting for this Manager:
**NONE**

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

               FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:        0
Form 13F Information Table Entry Total:20
Form 13F Information Table Value Total:$43,691,000

List of Other Included Managers:

 No.  13F File Number     Name
**NONE**

Manager: BNP/Cooper Neff Advisors, Inc.          Period End Date: Sep 28,2001     Page  1 of 1

            ITEM 1                   ITEM 2         ITEM 3    ITEM 4        ITEM 5        ITEM 6  ITEM 7          ITEM 8
------------------------------ ------------------ --------- --------- ------------------ ------- -------- ---------------------
                                                                      Value     Shrs or   SH/ PUT/        Other
Name of Issuer                 Title of Class     CUSIP     (x$1000)  Prn Amt   PRN CALL Dscretn Managers Sole      Shared None
------------------------------ ------------------ --------- --------- --------- --- ---- ------- -------- --------- ------ ----
ASYST TECH 5.75% 07/08         Fixed Income Sec   04648XAA5 331       300000             SOLE             300000    0      0
BARNES & NOBLE 5.25% 3/15/2009 Fixed Income Sec   067774AC3 2618      1890000            SOLE             1890000   0      0
CTIC 5.75% CONV 144A DUE 6/15/ Fixed Income Sec   150934AA5 3020      2919000            SOLE             2919000   0      0
CEPH 5.25 05/01/06 144A        Fixed Income Sec   156708AB5 1450      1309000            SOLE             1309000   0      0
CHTR 5.75% 10/05               Fixed Income Sec   16117MAB3 3510      2863000            SOLE             2863000   0      0
ET 6.75% CONV 144A DUE 5/15/20 Fixed Income Sec   269246AC8 2239      2244000            SOLE             2244000   0      0
ENZN 4.50% CONV 144A DUE 7/1/2 Fixed Income Sec   293904AA6 1960      1908000            SOLE             1908000   0      0
ITMN CONV 5.75% DUE 7/15/2006  Fixed Income Sec   45884XAA1 1912      1636000            SOLE             1636000   0      0
KLIC 5.25 08/09                Fixed Income Sec   501242AH4 1173      1164000            SOLE             1164000   0      0
MCCC CONV 5.25% DUE 7/1/2006   Fixed Income Sec   58446KAA3 7058      6422000            SOLE             6422000   0      0
NT CONV 144A 4.25% DUE 9/1/2008Fixed Income Sec   656568AA0 349       349000             SOLE             349000    0      0
PRHC 4.50 11/05                Fixed Income Sec   743977AC4 306       274000             SOLE             274000    0      0
RMD 4.00% CONV 144A DUE 6/15/2 Fixed Income Sec   761152AA5 3961      3937000            SOLE             3937000   0      0
SCHS CONV 144A 6.00% DUE 8/1/2 Fixed Income Sec   807863AB1 731       672000             SOLE             672000    0      0
SRV 6.75 06/22/08              Fixed Income Sec   817565AU8 3262      3209000            SOLE             3209000   0      0
VGR 6.25% CONV 144A DUE 7/15/2 Fixed Income Sec   92240MAA6 1500      1500000            SOLE             1500000   0      0
VENATOR GROUP 5.50% 06/08      Fixed Income Sec   922944AA1 3204      2723000            SOLE             2723000   0      0
WCNX 5.50 144A 04/15/2006      Fixed Income Sec   941053AA8 454       423000             SOLE             423000    0      0
XMSR 7.75% CONV DUE 3/1/2006   Fixed Income Sec   983759AA9 4375      4386000            SOLE             4386000   0      0
INTERSTATE BAKERIES CORP DEL   COM                46072H108 278       10913     SH       SOLE             10913     0      0